RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Schedule of restatement of previously issued balance sheet (Details) - CIK000178115 Alussa Energy Acquisition Corp - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Nov. 29, 2019	Jun. 12, 2019
Liabilities and Shareholders' Equity
Warrant liabilities	$ 60,950,000	$ 35,356,250		$ 30,962,500
Total Liabilities	79,696,036	48,824,213		41,030,224
Aggregate subscription amount	205,696,595	236,615,344		244,195,965
Shareholders' Equity
Additional paid-in capital	49,025,999	18,107,557		9,778,630
(Accumulated deficit) Retained earnings	(44,027,545)	(13,108,795)		(4,779,782)
Total Shareholders' Equity	5,000,008	5,000,009	$ 5,000,009	5,000,003		$ 0
Total Liabilities and Shareholders' Equity	$ 290,392,639	290,439,566		290,226,192
As Originally Reported [Member]
Liabilities and Shareholders' Equity
Total Liabilities		13,467,963		10,067,724	$ 9,236,505
Aggregate subscription amount		271,971,597		275,158,458	238,754,690
Shareholders' Equity
Ordinary share capital		177		127	112
Additional paid-in capital		7,976,267		4,789,456	5,005,739
(Accumulated deficit) Retained earnings		(2,977,157)		209,708	(6,565)
Total Shareholders' Equity		5,000,006		5,000,010	5,000,005
Total Liabilities and Shareholders' Equity		290,439,566		290,226,192	252,991,200
Adjustments [Member]
Liabilities and Shareholders' Equity
Warrant liabilities		35,356,250		30,962,500	26,515,000
Total Liabilities		35,356,250		30,962,500	26,515,000
Aggregate subscription amount		(35,356,253)		(30,962,493)	(26,515,000)
Shareholders' Equity
Ordinary share capital		351		309	265
Additional paid-in capital		10,131,290		4,989,174	3,600,876
(Accumulated deficit) Retained earnings		(10,131,638)		(4,989,490)	(3,601,141)
Total Shareholders' Equity		3		(7)
As Restated [Member]
Liabilities and Shareholders' Equity
Warrant liabilities		35,356,250		30,962,500	26,515,000
Total Liabilities		48,824,213		41,030,224	35,751,505
Aggregate subscription amount		236,615,344		244,195,965	212,239,690
Shareholders' Equity
Ordinary share capital		528		436	377
Additional paid-in capital		18,107,557		9,778,630	8,606,615
(Accumulated deficit) Retained earnings		(13,108,795)		(4,779,782)	(3,607,706)
Total Shareholders' Equity		5,000,009		5,000,003	5,000,005
Total Liabilities and Shareholders' Equity		$ 290,439,566		$ 290,226,192	$ 252,991,200